1
DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2022
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the
Shares Security Description Value
Common Stock - 98.1%
Communication Services - 2.6%
1,914 Cable One, Inc. $ 1,632,738
6,549 Cogent Communications Holdings,
Inc. 341,596
1,974,334
Consumer Discretionary - 5.5%
16,036 Bright Horizons Family Solutions,
Inc.
(a)
924,476
33,196 Chewy, Inc.
(a)
1,019,781
24,888 Floor & Decor Holdings, Inc.,
Class A
(a)
1,748,631
15,991 Wayfair, Inc., Class A
(a)
520,507
4,213,395
Consumer Staples - 4.3%
132,828 Utz Brands, Inc. 2,005,703
7,345 WD-40 Co. 1,290,810
3,296,513
Financials - 9.4%
27,321 Goosehead Insurance, Inc.,
Class A
(a)
973,720
38,642 Hamilton Lane, Inc., Class A 2,303,450
7,935 Kinsale Capital Group, Inc. 2,026,758
32,692 Trupanion, Inc.
(a)
1,942,885
7,246,813
Health Care - 24.5%
111,930 Abcam PLC, ADR
(a)
1,677,831
2,509 Atrion Corp. 1,417,585
32,808 Azenta, Inc. 1,406,151
5,844 Bio-Techne Corp. 1,659,696
24,767 CryoPort, Inc.
(a)
603,324
38,037 HealthEquity, Inc.
(a)
2,554,945
29,170 LeMaitre Vascular, Inc. 1,478,335
13,588 Medpace Holdings, Inc.
(a)
2,135,626
7,260 Mesa Laboratories, Inc. 1,022,426
35,584 OrthoPediatrics Corp.
(a)
1,641,846
30,515 Progyny, Inc.
(a)
1,130,886
11,275 Repligen Corp.
(a)
2,109,665
18,838,316
Industrials - 23.0%
84,130 Douglas Dynamics, Inc. 2,357,322
24,334 Exponent, Inc. 2,133,362
29,004 HEICO Corp., Class A 3,324,438
53,776 IAA, Inc.
(a)
1,712,766
21,069 John Bean Technologies Corp. 1,811,934
4,680 Kadant, Inc. 780,671
8,383 Simpson Manufacturing Co., Inc. 657,227
15,336 SiteOne Landscape Supply, Inc.
(a)
1,597,091
20,651 Trex Co., Inc.
(a)
907,405
Shares Security Description Value
Industrials - 23.0% (continued)
60,487 WillScot Mobile Mini Holdings
Corp.
(a)
$ 2,439,441
17,721,657
Information Technology - 27.9%
17,195 Alarm.com Holdings, Inc.
(a)
1,115,268
26,087 BlackLine, Inc.
(a)
1,562,611
25,936 Endava PLC, ADR
(a)
2,091,220
13,346 Envestnet, Inc.
(a)
592,562
40,798 EVERTEC, Inc. 1,279,017
28,606 Guidewire Software, Inc.
(a)
1,761,558
11,109 Manhattan Associates, Inc.
(a)
1,477,830
18,248 Novanta, Inc.
(a)
2,110,381
22,878 Procore Technologies, Inc.
(a)
1,132,004
61,676 PROS Holdings, Inc.
(a)
1,523,397
24,747 Sprout Social, Inc., Class A
(a)
1,501,648
19,704 The Descartes Systems Group,
Inc.
(a)
1,251,795
26,883 WNS Holdings, Ltd., ADR
(a)
2,200,105
24,203 Workiva, Inc.
(a)
1,882,993
21,482,389
Materials - 0.9%
86,196 Perimeter Solutions SA
(a)
690,430
Total Common Stock (Cost $82,006,144) 75,463,847
Money Market Fund - 1.2%
935,487 First American Treasury
Obligations Fund,
Class X, 2.87%
(b)
(Cost $935,487) 935,487
Investments, at value - 99.3% (Cost
$82,941,631) $ 76,399,334
Other Assets & Liabilities, Net - 0.7% 530,382
Net Assets - 100.0% $ 76,929,716
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of September
30, 2022.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2022
value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and the Level 2 value is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 75,463,847
Level 2 - Other Significant Observable Inputs 935,487
Level 3 - Significant Unobservable Inputs –
Total $ 76,399,334